Federated Hermes Quality Bond Fund II
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.2%
	Basic Industry - Chemicals—0.4%
$ 475,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 478,567
	Basic Industry - Metals & Mining—0.8%
335,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	317,602
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	183,413
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	207,209
340,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	357,067
	TOTAL	1,065,291
	Basic Industry - Paper—0.3%
380,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	391,557
	Capital Goods - Aerospace & Defense—2.7%
580,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	573,748
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	192,838
565,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	553,692
470,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	450,474
190,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	210,189
385,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	379,092
565,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	504,292
755,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	754,582
	TOTAL	3,618,907
	Capital Goods - Building Materials—0.9%
395,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	382,260
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	156,756
140,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	150,308
293,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	262,092
293,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	288,939
	TOTAL	1,240,355
	Capital Goods - Construction Machinery—1.3%
490,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	478,570
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	206,417
565,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	553,034
560,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	557,296
	TOTAL	1,795,317
	Capital Goods - Diversified Manufacturing—1.4%
565,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	512,111
525,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	472,102
190,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	196,401
85,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	88,677
490,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	466,393
125,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	131,499
	TOTAL	1,867,183
	Capital Goods - Environmental—0.2%
240,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	247,406
	Communications - Cable & Satellite—1.2%
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	89,215

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$ 145,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	$ 154,582
390,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	382,345
725,000		Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	680,003
290,000	[1]	Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	297,456
		TOTAL	1,603,601
		Communications - Media & Entertainment—1.7%
335,000		AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	346,674
230,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	237,532
215,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	214,153
245,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	238,539
965,000		Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	992,160
295,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	274,929
		TOTAL	2,303,987
		Communications - Telecom Wireless—2.1%
290,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	294,852
475,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	463,637
225,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	229,540
240,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	243,489
240,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	242,990
850,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	833,746
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	485,346
		TOTAL	2,793,600
		Communications - Telecom Wirelines—2.4%
827,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	704,537
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	248,146
245,000		AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	252,427
200,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	199,234
190,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	193,671
190,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	192,815
240,000		Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	270,872
755,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	660,735
385,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	350,133
165,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	157,827
		TOTAL	3,230,397
		Consumer Cyclical - Automotive—3.5%
225,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	226,296
285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	290,091
565,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 9/25/2029	580,027
240,000		Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	239,054
240,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	243,613
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	205,577
275,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	287,207
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	213,875
475,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	453,270
240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	245,906
200,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	209,257
210,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	209,092
640,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	655,707

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 680,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	$ 667,683
	TOTAL	4,726,655
	Consumer Cyclical - Retailers—2.8%
995,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	924,563
445,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	420,502
250,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	251,468
230,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	230,472
240,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	249,194
260,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	249,851
475,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	486,654
305,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	265,963
115,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	114,681
545,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	479,457
90,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	92,965
	TOTAL	3,765,770
	Consumer Cyclical - Services—1.5%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	180,424
475,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	469,483
160,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	158,292
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	248,274
705,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	702,443
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	50,085
235,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	235,854
	TOTAL	2,044,855
	Consumer Non-Cyclical - Food/Beverage—4.5%
425,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	433,810
955,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	897,579
705,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	712,995
360,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	356,918
265,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	270,106
730,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	718,232
392,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	388,815
835,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	831,662
245,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	250,756
245,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	250,551
295,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	258,562
500,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	457,027
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,613
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	155,207
	TOTAL	6,041,833
	Consumer Non-Cyclical - Health Care—1.8%
240,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	238,489
500,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	500,398
485,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	496,373
225,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	212,129
285,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	306,788
85,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	83,844
475,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	493,671
113,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	116,639
	TOTAL	2,448,331

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—3.1%
$ 428,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	$ 427,981
250,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	241,259
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	62,166
485,000	AbbVie, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	499,244
940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	974,606
225,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	205,338
395,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	405,686
147,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	140,313
635,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	560,245
425,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	406,545
290,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	285,091
	TOTAL	4,208,474
	Consumer Non-Cyclical - Products—0.1%
195,000	Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	200,386
	Consumer Non-Cyclical - Supermarkets—0.5%
575,000	Kroger Co., Bond, 6.900%, 4/15/2038	659,866
	Consumer Non-Cyclical - Tobacco—1.7%
285,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	301,560
285,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	333,283
290,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	295,143
290,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	296,343
485,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	501,430
135,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	142,095
345,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	374,067
	TOTAL	2,243,921
	Energy - Independent—1.7%
210,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	201,887
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	195,762
285,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	291,057
150,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	161,666
660,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	662,462
190,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	195,741
550,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	580,415
	TOTAL	2,288,990
	Energy - Integrated—1.3%
485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	494,229
285,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	252,246
485,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	485,211
415,000	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	463,996
	TOTAL	1,695,682
	Energy - Midstream—3.8%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	234,226
290,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	299,256
285,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	276,816
100,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	102,646
375,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	374,605
390,000	MPLX LP, Sr. Unsecd. Note, 5.000%, 1/15/2033	389,220
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	547,856
330,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	329,078
335,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	352,768

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	$ 128,657
475,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	458,761
135,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	128,333
380,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	404,280
260,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	274,054
565,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	562,035
265,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	269,044
	TOTAL	5,131,635
	Energy - Refining—0.4%
320,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	354,985
205,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	237,276
	TOTAL	592,261
	Financial Institution - Banking—22.7%
155,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	159,876
60,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	62,215
285,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	279,339
1,850,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,714,909
1,180,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,172,544
475,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	468,863
475,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	476,744
450,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2030	446,509
475,000	Citigroup, Inc., 4.125%, 7/25/2028	474,610
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,219,381
475,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	473,907
270,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	272,845
220,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	230,575
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	82,611
142,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	148,042
250,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	275,187
285,000	Comerica, Inc., 3.800%, 7/22/2026	283,462
150,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	156,127
425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	414,384
132,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	134,177
250,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	243,945
250,000	FNB Corp. (PA), 5.722%, 12/11/2030	253,942
190,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	187,579
715,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	631,127
240,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	234,996
1,160,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,152,766
475,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	475,660
385,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	402,066
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	261,126
230,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	213,028
210,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	221,050
940,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	843,374
940,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	854,606
475,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	479,048
240,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	247,977
155,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	161,157
390,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	411,279

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 375,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	$ 407,089
385,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	387,535
240,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	240,687
305,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	331,397
525,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	521,582
940,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	937,002
475,000	Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	489,983
185,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	192,750
110,000	Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	115,222
195,000	Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	205,829
475,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	419,629
155,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	144,866
475,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	468,947
475,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	484,819
195,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	200,745
190,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	196,917
175,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	184,605
335,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	344,541
65,000	State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	64,922
1,130,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,153,885
155,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	160,967
475,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	450,647
315,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	323,037
380,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	386,197
190,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	205,837
285,000	U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	294,726
240,000	U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	255,821
1,180,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,149,709
765,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	757,382
300,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.892%, 9/15/2035	299,517
225,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	233,861
240,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	248,777
707,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	687,414
1,425,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,324,564
	TOTAL	30,492,441
	Financial Institution - Broker/Asset Mgr/Exchange—1.1%
475,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	422,667
190,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	204,121
235,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	234,353
560,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	568,580
	TOTAL	1,429,721
	Financial Institution - Finance Companies—2.3%
195,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	187,979
475,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	437,690
525,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	529,114
665,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	651,358
525,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	517,119
130,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	133,935
195,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	196,560
175,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	184,823

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 240,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	$ 239,671
		TOTAL	3,078,249
		Financial Institution - Insurance - Health—1.1%
610,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	567,320
300,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.600%, 9/15/2032	298,265
190,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	191,024
390,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	400,018
		TOTAL	1,456,627
		Financial Institution - Insurance - Life—1.6%
340,000	[1]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	334,774
485,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	498,990
340,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	355,930
755,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	717,541
165,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	223,309
		TOTAL	2,130,544
		Financial Institution - Insurance - P&C—0.8%
285,000		Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	297,130
240,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	237,187
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	93,842
285,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	386,794
		TOTAL	1,014,953
		Financial Institution - REIT - Apartment—0.9%
375,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	370,771
110,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	103,230
305,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	265,237
475,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	470,227
		TOTAL	1,209,465
		Financial Institution - REIT - Healthcare—1.3%
420,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	364,777
670,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	670,486
195,000		Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	198,696
355,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	328,426
235,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	224,552
		TOTAL	1,786,937
		Financial Institution - REIT - Office—0.5%
240,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	244,472
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	74,419
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	102,305
245,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	272,115
		TOTAL	693,311
		Financial Institution - REIT - Other—1.0%
365,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	374,118
305,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	308,210
260,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	233,257
195,000		WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	196,238
240,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	246,097
		TOTAL	1,357,920
		Financial Institution - REIT - Retail—1.1%
685,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	651,689
240,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	222,528

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 380,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	$ 370,082
285,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	293,098
	TOTAL	1,537,397
	Sovereign—0.4%
510,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	533,257
	Technology—8.1%
285,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	284,937
120,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	112,694
160,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	164,491
630,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	632,117
375,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	389,757
130,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	120,360
240,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	238,970
240,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	235,546
205,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	208,090
220,000	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	222,424
240,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	222,289
475,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	475,188
215,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	221,084
285,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	277,804
88,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	81,469
283,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	253,892
400,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	397,701
190,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	192,051
190,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	188,593
375,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	385,081
100,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	95,123
230,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	231,572
295,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	294,861
190,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	194,262
90,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	92,061
540,000	Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	516,373
220,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	234,655
405,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	363,969
825,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	822,280
290,000	Roper Technologies, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2035	292,451
760,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	696,438
380,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	408,682
520,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	468,896
565,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	563,907
65,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.500%, 8/15/2030	65,223
250,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	244,502
	TOTAL	10,889,793
	Transportation - Railroads—0.7%
475,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	423,131
475,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	464,169
	TOTAL	887,300
	Transportation - Services—2.0%
380,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	389,888
195,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	204,868

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 692,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	$ 677,698
295,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	263,075
525,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	540,153
285,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	293,296
335,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	328,011
	TOTAL	2,696,989
	Utility - Electric—6.0%
240,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	238,203
400,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	366,308
380,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	349,912
380,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	358,603
200,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	206,971
190,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	188,916
320,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	313,727
380,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	398,185
600,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	593,815
240,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	245,620
475,000	Exelon Corp., Sr. Unsecd. Note, Series WI, 2.750%, 3/15/2027	465,848
230,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	227,420
475,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	492,294
250,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	252,550
565,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	582,812
475,000	NiSource, Inc., Sr. Unsecd. Note, 3.490%, 5/15/2027	470,656
45,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	46,197
235,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	223,272
240,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	234,058
700,000	Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	690,734
283,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	281,831
755,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	668,825
150,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	141,496
	TOTAL	8,038,253
	Utility - Natural Gas—0.3%
475,000	Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	466,865
	Utility - Natural Gas Distributor—0.2%
240,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	244,320
	TOTAL CORPORATE BONDS (IDENTIFIED COST $127,083,450)	126,629,169
	U.S. TREASURIES—3.1%
	U.S. Treasury Notes—3.1%
2,050,000	United States Treasury Note, 3.875%, 4/30/2030	2,062,927
2,050,000	United States Treasury Note, 4.625%, 2/15/2035	2,130,604
	TOTAL U.S. TREASURIES (IDENTIFIED COST $4,150,013)	4,193,531
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
166	Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	174
	Government National Mortgage Association—0.0%
335	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	344
539	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	555
700	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	719
1,107	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	1,138

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 1,037	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	$ 1,067
231	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	239
866	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	898
3,259	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,370
2,624	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,718
5,831	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	6,050
	TOTAL	17,098
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,696)	17,272
	REPURCHASE AGREEMENT—1.7%
2,297,000	Interest in $250,000,000 joint repurchase agreement 4.21%, dated 9/30/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $250,029,236 on 10/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2046 and the market value of those underlying securities was $257,530,113. (IDENTIFIED COST $2,297,000)	2,297,000
	INVESTMENT COMPANY—0.1%
157,685	Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[2] (IDENTIFIED COST $157,685)	157,685
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $133,704,844)	133,294,657
	OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	1,171,438
	NET ASSETS—100%	$134,466,095
At September 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 10-Year Long Futures	20	$2,250,000	December 2025	$(6,316)
United States Treasury Notes 10-Year Ultra Long Futures	32	$3,682,500	December 2025	$39,932
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$33,616
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,944,103
Purchases at Cost	$12,402,845
Proceeds from Sales	$(14,189,263)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$157,685
Shares Held as of 9/30/2025	157,685
Dividend Income	$46,552

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$154,203	$157,685

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$126,629,169	$—	$126,629,169
U.S. Treasuries	—	4,193,531	—	4,193,531
Mortgage-Backed Securities	—	17,272	—	17,272
Investment Company	157,685	—	—	157,685
Repurchase Agreement	—	2,297,000	—	2,297,000
TOTAL SECURITIES	$157,685	$133,136,972	$—	$133,294,657
Other Financial Instruments:[1]
Assets	$39,932	$—	$—	$39,932
Liabilities	(6,316)	—	—	(6,316)
TOTAL OTHER FINANCIAL INSTRUMENTS	$33,616	$—	$—	$33,616

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust